Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued Professional Fees	$ 141	$ 361	$ 2,246
Accrued Payroll	27	40
Accrued Interest	289	87
Accrued Expenses	208	113
Total accrued expenses and other current liabilities	$ 665	$ 601